Exhibit 1

CORE 2019-CORE Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2019-CORE

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

Deutsche Bank AG, New York Branch

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Drexel Hamilton, LLC

Bancroft Capital, LLC

20 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

German American Capital Corporation

Deutsche Bank Securities Inc.

Deutsche Bank AG, New York Branch

60 Wall Street, 10th Floor

New York, New York 10005

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

New York, New York 10036

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Bancroft Capital, LLC

501 Office Center Drive, Suite 130

Fort Washington, Pennsylvania 19034

Re: CORE 2019-CORE Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-CORE (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 February 2019

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of four componentized promissory notes issued by twelve special purpose entities, each organized as a Delaware limited liability company (collectively, the “Borrowers”), evidencing a floating-rate loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first lien mortgages, deeds of trust or similar instruments on the Borrowers’ fee simple and/or leasehold interests in six office properties and one mixed use property (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has two related floating-rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and together, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.            The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 March 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Initial Original Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Fully Extended Original Term” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Initial Original Term,
b.	Fully Extended Original Term and
c.	Seasoning

of the Mortgage Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term and
ii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

8.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire term, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Mortgage Loan Original Balance ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Balance ($)”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”),
b.	Use the “Mezzanine A Debt Original Balance ($)” of the Mezzanine A Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Mezzanine A Debt Cut-off Balance ($)”) and
ii.	The principal balance of the Mezzanine A Loan and each Property as of the “Initial Maturity Date” of the Mezzanine A Loan (the “Mezzanine A Debt Maturity Balance ($)”) and
c.	Use the “Mezzanine B Debt Original Balance ($)” of the Mezzanine B Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Mezzanine B Debt Cut-off Balance ($)”) and
ii.	The principal balance of the Mezzanine B Loan and each Property as of the “Initial Maturity Date” of the Mezzanine B Loan (the “Mezzanine B Debt Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mezzanine A Debt Original Balance ($),
c.	Mezzanine B Debt Original Balance ($),
d.	Mortgage Loan Cut-off Balance ($),
e.	Mezzanine A Debt Cut-off Balance ($),
f.	Mezzanine B Debt Cut-off Balance ($),
g.	Mortgage Loan Maturity Balance ($),
h.	Mezzanine A Debt Maturity Balance ($) and
i.	Mezzanine B Debt Maturity Balance ($)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance ($),
ii.	Total Debt Cut-off Balance ($) and
iii.	Total Debt Maturity Balance ($)

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

10.	Using the:
a.	Mortgage Loan Margin %,
b.	Mezzanine A Debt Margin %,
c.	Mezzanine B Debt Margin %,
d.	LIBOR Floor % and
e.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 2.50000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate %,
ii.	Mezzanine A Rate % and
iii.	Mezzanine B Rate %

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Margin %,
b.	Mezzanine A Debt Margin %,
c.	Mezzanine B Debt Margin %,
d.	Mortgage Loan Rate %,
e.	Mezzanine A Rate %,
f.	Mezzanine B Rate %,
g.	Mortgage Loan Original Balance ($),
h.	Mezzanine A Debt Original Balance ($) and
i.	Mezzanine B Debt Original Balance ($)

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Margin % and
ii.	Total Debt Rate %

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Margin %,
b.	Mezzanine A Debt Margin %,
c.	Mezzanine B Debt Margin %,
d.	Total Debt Margin % and
e.	LIBOR Cap Strike Price %

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (at LIBOR Cap),
ii.	Mezzanine A Debt Interest Rate (at LIBOR Cap),
iii.	Mezzanine B Debt Interest Rate (at LIBOR Cap) and
iv.	Total Debt Interest Rate (at LIBOR Cap)

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

13.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate %,
c.	Mortgage Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
ii.	Mortgage Loan Monthly Debt Service ($) at Cap Rate,
iii.	Mortgage Loan Annual Debt Service ($) at Loan Rate and
iv.	Mortgage Loan Annual Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Loan Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Loan Rate” as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Loan Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

Attachment A Page 6 of 10

14.	Using the:
a.	Mezzanine A Debt Original Balance ($),
b.	Mezzanine A Rate %,
c.	Mezzanine A Debt Interest Rate (at LIBOR Cap) and
d.	Accrual Type

of the Mezzanine A Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	Mezzanine A Debt Monthly Debt Service ($) at Loan Rate,
ii.	Mezzanine A Debt Monthly Debt Service ($) at Cap Rate,
iii.	Mezzanine A Debt Annual Debt Service ($) at Loan Rate and
iv.	Mezzanine A Debt Annual Debt Service ($) at Cap Rate

of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Monthly Debt Service ($) at Loan Rate” of the Mezzanine A Loan as 1/12th of the product of:

a.	The “Mezzanine A Debt Original Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine A Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Monthly Debt Service ($) at Cap Rate” of the Mezzanine A Loan as 1/12th of the product of:

a.	The “Mezzanine A Debt Original Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine A Debt Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Annual Debt Service ($) at Loan Rate” as twelve (12) times the “Mezzanine A Debt Monthly Debt Service ($) at Loan Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Annual Debt Service ($) at Cap Rate” as twelve (12) times the “Mezzanine A Debt Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

Attachment A Page 7 of 10

15.	Using the:
a.	Mezzanine B Debt Original Balance ($),
b.	Mezzanine B Rate %,
c.	Mezzanine B Debt Interest Rate (at LIBOR Cap) and
d.	Accrual Type

of the Mezzanine B Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Mezzanine B Debt Monthly Debt Service ($) at Loan Rate,
ii.	Mezzanine B Debt Monthly Debt Service ($) at Cap Rate,
iii.	Mezzanine B Debt Annual Debt Service ($) at Loan Rate and
iv.	Mezzanine B Debt Annual Debt Service ($) at Cap Rate

of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine B Debt Monthly Debt Service ($) at Loan Rate” of the Mezzanine B Loan as 1/12th of the product of:

a.	The “Mezzanine B Debt Original Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine B Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine B Debt Monthly Debt Service ($) at Cap Rate” of the Mezzanine B Loan as 1/12th of the product of:

a.	The “Mezzanine B Debt Original Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine B Debt Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine B Debt Annual Debt Service ($) at Loan Rate” as twelve (12) times the “Mezzanine B Debt Monthly Debt Service ($) at Loan Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine B Debt Annual Debt Service ($) at Cap Rate” as twelve (12) times the “Mezzanine B Debt Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

Attachment A Page 8 of 10

16.	Using the:
a.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
b.	Mortgage Loan Monthly Debt Service ($) at Cap Rate,
c.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
d.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
e.	Mezzanine A Debt Monthly Debt Service ($) at Loan Rate,
f.	Mezzanine A Debt Monthly Debt Service ($) at Cap Rate,
g.	Mezzanine A Debt Annual Debt Service ($) at Loan Rate,
h.	Mezzanine A Debt Annual Debt Service ($) at Cap Rate,
i.	Mezzanine B Debt Monthly Debt Service ($) at Loan Rate,
j.	Mezzanine B Debt Monthly Debt Service ($) at Cap Rate,
k.	Mezzanine B Debt Annual Debt Service ($) at Loan Rate and
l.	Mezzanine B Debt Annual Debt Service ($) at Cap Rate

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service ($) at Loan Rate,
ii.	Total Debt Monthly Debt Service ($) at Cap Rate,
iii.	Total Debt Annual Debt Service ($) at Loan Rate and
iv.	Total Debt Annual Debt Service ($) at Cap Rate

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Cut-off Balance ($),
b.	Mortgage Loan Maturity Balance ($),
c.	Total Debt Cut-off Balance ($),
d.	Total Debt Maturity Balance ($),
e.	Property As-Is Appraised Value ($),
f.	Portfolio As-Is Appraised Value ($),
g.	TTM NOI ($),
h.	TTM NCF ($),
i.	UW NOI ($),
j.	UW NCF ($),
k.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
l.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
m.	Total Debt Annual Debt Service ($) at Loan Rate,
n.	Total Debt Annual Debt Service ($) at Cap Rate,
o.	Property Stabilized Appraised Value ($) and
p.	Square Feet

of the Mortgage Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Property Mortgage Loan Cutoff Date LTV %,
ii.	Property Mortgage Loan Maturity Date LTV %,
iii.	Property Total Debt Cutoff Date LTV %,
iv.	Property Total Debt Maturity Date LTV %,
v.	Portfolio Mortgage Loan Cutoff Date LTV %,
vi.	Portfolio Mortgage Loan Maturity Date LTV %,

Attachment A Page 9 of 10

17. (continued)

vii.	Portfolio Total Debt Cutoff Date LTV %,
viii.	Portfolio Total Debt Maturity Date LTV %,
ix.	Mortgage Loan TTM NOI Debt Yield %,
x.	Mortgage Loan TTM NCF Debt Yield %,
xi.	Mortgage Loan UW NOI Debt Yield %,
xii.	Mortgage Loan UW NCF Debt Yield %,
xiii.	Total Debt TTM NOI Debt Yield %,
xiv.	Total Debt TTM NCF Debt Yield %,
xv.	Total Debt UW NOI Debt Yield %,
xvi.	Total Debt UW NCF Debt Yield %,
xvii.	Mortgage Loan TTM NOI DSCR at Loan Rate,
xviii.	Mortgage Loan TTM NCF DSCR at Loan Rate,
xix.	Mortgage Loan TTM NOI DSCR at Cap Rate,
xx.	Mortgage Loan TTM NCF DSCR at Cap Rate,
xxi.	Mortgage Loan UW NOI DSCR at Loan Rate,
xxii.	Mortgage Loan UW NCF DSCR at Loan Rate,
xxiii.	Mortgage Loan UW NOI DSCR at Cap Rate,
xxiv.	Mortgage Loan UW NCF DSCR at Cap Rate,
xxv.	Total Debt TTM NOI DSCR at Loan Rate,
xxvi.	Total Debt TTM NCF DSCR at Loan Rate,
xxvii.	Total Debt TTM NOI DSCR at Cap Rate,
xxviii.	Total Debt TTM NCF DSCR at Cap Rate,
xxix.	Total Debt UW NOI DSCR at Loan Rate,
xxx.	Total Debt UW NCF DSCR at Loan Rate,
xxxi.	Total Debt UW NOI DSCR at Cap Rate,
xxxii.	Total Debt UW NCF DSCR at Cap Rate,
xxxiii.	Mortgage Loan Cut-off Balance ($) Per SF,
xxxiv.	Property As-Is Appraised Value ($) Per SF,
xxxv.	Property Stabilized Appraised Value ($) Per SF and
xxxvi.	Total Debt Cut-off Balance Per SF ($)

of the Mortgage Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through xvi. above to the nearest 1/10th of one percent and
b.	Round each of the recalculated characteristics listed in items xvii. through xxxii. above to two decimal places.

For the purpose of comparing the “Property Stabilized Appraised Value ($) Per SF” characteristic for each Property that has the “Property Stabilized Appraised Value ($)” characteristic as “NAP” on the Final Data File, the Depositor instructed us to use “NAP.”

Attachment A Page 10 of 10

18.	Using the:
a.	Mortgage Loan Rate % and
b.	Mortgage Loan Admin. Fee %

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the “Mortgage Loan Cut-off Balance ($)” of the Mortgage Loan and each Property, all as shown on the Final Data File, we recalculated the “% of Initial Pooled Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	7 December 2018

Draft Mortgage Loan Modification Agreement (see Note 1)	Not Dated

Mezzanine A Loan Agreement (see Note 2)	7 December 2018

Draft Mezzanine A Loan Modification Agreement (see Note 1)	Not Dated

Mezzanine B Loan Agreement (see Note 2)	7 December 2018

Draft Mezzanine B Loan Modification Agreement (see Note 1)	Not Dated

Closing Statement	6 December 2018

Cash Management Agreement	7 December 2018

Interest Rate Cap Agreements	6 December 2018

Guaranty Agreement	7 December 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	5 December 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	24 September 2018

Environmental Phase I Reports	Various

Underwriter’s Summary Reports	22 January 2019

Underwritten Rent Roll	1 December 2018

Pro Forma Title Policies	Not Applicable

Property Management Agreements	7 December 2018

Bloomberg Screenshot Provided by Depositor	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Tenant Lease Agreement Abstracts	Various

Tenant Lease Agreement Estoppels	Various

Ground Leases	Various

Ground Lease Abstracts	Various

Ground Lease Amendments	Various

Condominium Agreement	Various

Condominium Agreement Abstracts	Various

Condominium Agreement Amendments	24 June 2016

Insurance Review Document	5 December 2018

Notes:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Documents as final.
2.	The mezzanine A loan agreement and mezzanine B loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Square Feet	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Property As-Is Appraised Value ($) (see Note 2)	Appraisal Report
Portfolio As-Is Appraised Value ($)	Portfolio Appraisal Report
As-Is Appraisal Date (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Property Stabilized Appraised Value ($) (see Note 2)	Appraisal Report
Stabilized Appraisal Date (see Note 2)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Unit Size	Underwritten Rent Roll
Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Unit Size	Underwritten Rent Roll
Second Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Unit Size	Underwritten Rent Roll
Third Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Unit Size	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Unit Size	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration Date	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2015 Revenues ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
TTM Revenues ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($)	Underwriter’s Summary Report
UW NOI ($)	Underwriter’s Summary Report
UW FF&E ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Closing Statement
Monthly RE Tax Reserve ($)	Mortgage Loan Agreement
Upfront Ins. Reserve ($)	Closing Statement
Monthly Ins. Reserve ($)	Mortgage Loan Agreement
Upfront Capex Reserve ($)	Closing Statement
Monthly Capex Reserve ($)	Mortgage Loan Agreement
Upfront Engin. Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve ($)	Closing Statement
Upfront Other Reserve Description	Closing Statement
Monthly Other Reserve ($)	Mortgage Loan Agreement
Monthly Other Reserve Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 6

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Note Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance ($)	Draft Mortgage Loan Modification Agreement
Mortgage Loan Margin %	Draft Mortgage Loan Modification Agreement
Mezzanine A Debt Original Balance ($)	Draft Mezzanine A Loan Modification Agreement
Mezzanine A Debt Margin %	Draft Mezzanine A Loan Modification Agreement
Mezzanine B Debt Original Balance ($)	Mezzanine B Loan Agreement
Mezzanine B Debt Margin %	Draft Mezzanine B Loan Modification Agreement
Accrual Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Floor % (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Lookback Days (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Rounding Methodology (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Strike Price % (after Extension) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
LIBOR Cap Strike Price % (see Note 5)	Interest Rate Cap Agreements
LIBOR Cap Expiration (see Note 5)	Interest Rate Cap Agreements
Interest Rate Cap Provider (see Note 5)	Interest Rate Cap Agreements
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Start (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual End (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Late Payment) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Default) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Due Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Initial Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Test Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
First Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Second Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Third Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Prepayment Provision (Payments)	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
SPE (Y/N)	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy
Principal / Carveout Guarantor	Guaranty Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The appraisal report Source Document for the Property identified on the Preliminary Data File as “Station Square” (the “Station Square Property”), includes multiple appraised values for each individual property at the complex as well as a “Combined Properties” appraised value. For the purpose of comparing the “Property As-Is Appraised Value ($)” characteristic, the Depositor instructed us to use the “Combined Properties” appraised value as shown in the appraisal report Source Document.

For the purpose of comparing the “As-Is Appraisal Date” characteristic for the Mortgage Loan, the Depositor instructed us to use the appraised value date as shown in the portfolio appraisal report Source Document.

For the purpose of comparing the “Property Stabilized Appraised Value ($)” and “Stabilized Appraisal Date” characteristics for each Property, the Depositor instructed us to use “NAP” for each Property that does not contain as stabilized appraised value information in the applicable appraisal report Source Document.

For the purpose of comparing the “Property Stabilized Appraised Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the sum of:

a.	The “Property As-Is Appraised Value ($),” as shown on the Preliminary Data File, of each Property that has “NAP” for the “Property Stabilized Appraised Value ($)” characteristic on the Preliminary Data File and
b.	The “Property Stabilized Appraised Value ($),” as shown on the Preliminary Data File, for each Property that has a value greater than zero for the “Property Stabilized Appraised Value ($)” characteristic on the Preliminary Data File.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

5.	For the purpose of comparing each indicated Compared Characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the indicated Compared Characteristics.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document requires the Borrowers to direct tenants to pay rents directly to a lockbox account controlled by the lenders.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lenders, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan #
Property Name
Number of Properties
Originator/ Seller
PML %
Seismic Report Date
Loan Purpose
Portfolio Stabilized Appraised Value ($)
Extension Spread Increase Description
Future Debt Description
Prepayment Provision Comments
Mortgage Loan Admin. Fee %

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.